LIABILITIES IN RESPECT OF IIA GRANTS (Schedule of Israeli Innovation Authority Grants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of israeli innovation authority grants [Abstract]
Balance as of January 1	$ 7,437	$ 6,888
Grants received	93	401
Royalties	(103)	(81)
Amounts carried to Profit or Loss	287	229	$ (1,298)
Balance as of Decmber 31	7,714	7,437	$ 6,888
Current maturities	(146)	(57)
Long term liabilities in respect of IIA grants	$ 7,568	$ 7,380